Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Senior Floating Rate Fund))	0 Months Ended
	Oct. 26, 2012
Class A
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowings	0.11%
Other Expenses	0.20%
Total Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17%
Class B
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.75%
Interest and Fees from Borrowings	0.11%
Other Expenses	0.33%
Total Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.81%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.80%
Class C
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.75%
Interest and Fees from Borrowings	0.11%
Other Expenses	0.16%
Total Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%
Class I
Operating Expenses:
Management Fees	0.61%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Interest and Fees from Borrowings	0.11%	[2]
Other Expenses	0.07%	[2]
Total Other Expenses	0.18%	[2]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.80%	[2]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%	[2]
Class N
Operating Expenses:
Management Fees	0.61%	[2]
Distribution and/or Service (12b-1) Fees	0.50%	[2]
Interest and Fees from Borrowings	0.11%	[2]
Other Expenses	0.35%	[2]
Total Other Expenses	0.46%	[2]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.58%	[2]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%	[2]
Class Y
Operating Expenses:
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowings	0.11%
Other Expenses	0.18%
Total Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[2]	Estimated expenses for the first full year that Class N and Class I shares are offered. Class N and Class I shares will first be offered on the date of this prospectus.